Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and consolidation

(a) Basis of presentation and consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE for which the Company being the ultimate primary beneficiary, and the VIE’s subsidiaries.

These consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company, its subsidiaries, VIE and VIE’s subsidiaries in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore, the Company or its subsidiary is the primary beneficiary of the entity.

All significant inter-company transactions and balances have been eliminated upon consolidation.

Business Combinations

(b) Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805: Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

In a business combination achieved in stages, the Company re-measures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss in earnings.

Use of estimates

(c) Use of estimates

The preparation of these consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosures of contingent assets and liabilities. Management bases its estimates on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include the allowance for doubtful accounts, the valuation allowance of deferred tax assets, the estimated useful lives of long-lived assets, the impairment assessment of long-lived assets and equity investments, the valuation and recognition of share-based compensation, goodwill and fair value of identifiable assets and liabilities acquired through business combination.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Term deposits

(e) Term deposits

        Term deposits represent time deposits placed with banks with original maturities of more than three months and less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the period.

Short-term investments

(f) Short-term investments

Short term investments refer to the available-for-sale investments made in financial instruments with guaranteed return of principal upon maturity with a variable interest rate indexed to the performance of underlying assets.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. The carrying amount of investments approximates their fair value. To estimate fair value, the Company refers to the quoted rate of return provided by banks at the end of each period using discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Since the Group did not intend to hold the financial instruments over one year, they were classified as short-term investments. For the years ended December 31, 2010, 2011 and 2012, the Group did not record any fair value changes of short-term investments.

Allowance for doubtful accounts

(g) Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. The following table presents movement of the allowance for doubtful accounts:

	Balance at Beginning of Year	Charged to Expenses	Write-Offs Net of Recoveries	Balance at End of Year
	US$	US$	US$	US$
Allowance for doubtful accounts
2010	—	315	—	315
2011	315	321	—	636
2012	636	459	—	1,095

Inventory

(h) Inventory

Inventories, consisting of products and devices available for sale, are accounted for using first in first out method, and are valued at the lower of cost or market. This valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

Equity investments

(i) Equity investments

The Company’s long-term investments are comprised of cost method investments and equity method investments.

Cost method investments

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Equity method investments

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of acquisition. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero.

Sales of equity interests of an investee by the company is accounted for as gains or losses equal to the difference at the time of sale between selling price and carrying amount of the equity interests sold.

Impairment for equity investments

The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary.

Property and equipment, net

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years

Expenditure for repairs and maintenance is expensed as incurred. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Goodwill

(k) Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of December 31, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than- not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not record any goodwill impairment losses for the years ended December 31, 2010, 2011 and 2012.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Intangible Assets

(l) Intangible Assets

Intangible assets, comprising computer software, domain name use right, revenue sharing agreements, customer relationship, non-compete agreements, user base, technology, game and other finite-lived intangible assets, which are separable from the fixed assets, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The carrying amounts of long-lived assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment of long-lived assets was recognized for any of the periods presented.

Functional currency and foreign currency translation

(n) Functional currency and foreign currency translation

The Group’s reporting currency is the U.S. dollar (“US$”). The functional currency of NQ, NQ HK and NQ US is US$ while the functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries is RMB. The functional currency of NQ Taiwan is Taiwan dollar. In the consolidated financial statements, the financial information of the Company’s subsidiaries, VIE and VIE’s subsidiaries has been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the statements of shareholders’ equity and comprehensive income.

Transactions denominated in currencies other than the functional currency are translated into prevailing functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income.

Revenue recognition

(o) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and/or service has been performed, the price is fixed or determinable and collection is reasonably assured.

Revenue is recorded net of business tax and related surcharges of US$523, US$1,238 and US$3,001 for the years ended December 31, 2010, 2011 and 2012, respectively.

Revenues presented in the consolidated statements of comprehensive income include revenues from consumer mobile security (previously named as “Premium Mobile Internet Services”), enterprise mobility, mobile games and advertising and other services.

Consumer mobile security

Consumer mobile security revenues are derived principally from providing premium mobile security and productivity services to end users. The basic functions of security and productivity services, including anti-virus, anti-malware, anti-spam, privacy protection, data backup and recovery are free of charge. The customers are charged for updating the anti-virus database on a pay-per-use basis or paying a fee to subscribe to the premium security and productivity services including continuous update of anti-virus database, continuous update of the semantics of anti-spam, and advanced privacy protection on a monthly, quarterly, semi-annually or annually basis. The Group recognizes revenue for premium services considered to be software-related (e.g., mobile security services) in accordance with industry specific accounting guidance for software and software related transactions. For premium services where the customer does not take possession of fully-functioning software (e.g., mobile productivity services), the Group recognizes revenue pursuant to ASC 605, Revenue Recognition. Provided collectability is probable, revenue is recognized over the usage period which is the same for software-related services and services where software is incidental to the provision of the services. Basic functions and customer support are provided to end users free of charge, whether they subscribe to our services or not. Customer arrangements may include premium mobile security and productivity services which are multiple elements. Revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element. Fair value is generally determined by vendor specific objective evidence (“VSOE”). In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standard for multiple deliverable revenue arrangements, which provided updated guidance on whether multiple deliverables exist, how deliverables in an arrangement should be separated, and how consideration should be allocated. This standard eliminates the use of the residual method and requires arrangement consideration to be allocated based on the relative selling price for each deliverable. The selling price for each arrangement deliverable can be established based on VSOE or third-party evidence (“TPE”) if VSOE is not available. The new standard requires the application of an estimate of selling price (“ESP”) if neither VSOE nor TPE is available. On January 1, 2011, the Company adopted ASU 2009-13 on a prospective basis for applicable transactions originating or materially modified after December 31, 2010. The adoption of this standard did not have a significant impact on the Company’s revenue recognition for multiple deliverable arrangements. For all the periods presented, the usage period for the elements in arrangements that include multiple elements is the same. No allocation was performed as there is no impact from the allocation on revenue recognized.

Revenue for pay-per-use services is recognized on a per-use basis when the update is made. Proceeds from sale of subscription services are deferred when received and revenue for the subscription services is recognized on a straight-line basis over the estimated service period provided all revenue recognition criteria have been met.

The payment channels include wireless carriers and service providers, prepaid cards, and third party payment processors.

Wireless carriers and service providers. The Group, via SPs, cooperates with wireless carriers to provide consumer mobile security services to the customers. In China, SPs have the exclusive licenses to contract with wireless carriers in offering consumer mobile security services to the end users and they are mainly responsible for assisting in the billing of consumer mobile security services. Wireless carriers are mainly responsible for billing, collection and customer support relating to the end users. Under certain circumstances, the Group itself is an SP and contracts directly with wireless carriers.

Fees paid for premium service are charged to the customers’ telephone bills and shared between the Group and wireless carriers. The sharing percentage is fixed and determined by wireless carriers. The Group does not enter into the arrangements directly with the wireless carriers except when the Group acts as an SP itself and the wireless carriers are not acting as an agent for the Group in the transactions. Therefore, the revenue recognized is net of the amounts retained by the wireless carriers.

The Group recognizes and reports its consumer mobile security services revenues on a gross basis based on its and SPs’ portion of the billings as the Group has the primary responsibility for fulfillment and acceptability of the consumer mobile security services and is considered a principal in the transactions. The amounts attributed to SPs’ share are determined pursuant to the arrangements between SPs and the Group and are recognized as costs of revenues.

To recognize consumer mobile security services revenues, the Group relies on wireless carriers and SPs to provide it the billing confirmations for the amount of services they have billed to their mobile customers. At the end of each reporting period, when the wireless carriers or SPs are yet to provide the Group the monthly billing confirmations, the Group uses information generated from its internal system as well as the historical data to estimate the amounts of collectable consumer mobile security services fees and to recognize revenue. Historically, there have been no significant adjustments to the revenue estimates.

Prepaid cards. The Group sells prepaid cards to customers through independent distributors. The customers can use the prepaid cards to subscribe to the premium services. Once the customers activate the premium service using the prepaid cards, the Group starts to recognize its revenues on a straight-line basis over the service period. While the Group has primary responsibility for fulfillment and acceptability, it does not have control of, and generally does not know, the ultimate selling price of the prepaid cards sold by the distributors, and therefore, net proceeds from the distributors form the basis of revenue recognition.

Third party payment processors. The customers can also subscribe to the Group’s premium service directly through its website and the billings are handled by third party payment processors. Under these circumstances, the Group has the primary responsibility for fulfillment and acceptability and recognizes the revenue on a gross basis. The amounts attributed to third party payment processors are recognized as costs of revenue.

Enterprise mobility

Enterprise mobility revenues are derived principally from hardware sales to enterprise users, technology and software development, and commission income shared from mobile network operators.

Hardware is considered delivered to customers once customers acknowledge the receipt of the hardware delivered and title and risk of loss have been transferred. For most of the Group’s hardware sales, these criteria are met at the time customers sign delivery notes. The Group recognizes technology and software development revenue when the project is completed as confirmed by the customer. Commission income derived from bringing enterprise users to the mobile network operators and is determined based on fixed percentages as agreed with the mobile operators, of actual charges to the enterprise users. Commission incomes are recognized in the month in which the service is provided to the enterprise users. For the amount of revenues to be recognized, the Company firstly estimates the amount of service fee and recognizes revenue based on the fixed commission rates as stipulated on the contract that multiply the estimated customer charges. When the Company later receives the statements of actual charge issued by the mobile network operators, the Company records a true-up adjustment. Based on the historical experience, there were no material adjustments identified.

Mobile games and advertising

Mobile games and advertising revenue comprises of mainly the revenue from the advertisement placement services in the Group’s platform.

The Group enters into pay-per-action arrangements for promoting applications, under which it bills its customers based on the volume of end users who click the advertisement and activate the application. Revenue is recognized based on the volume tracked and the pre-agreed unit price. The Group also enters into pay-for-time contracts, under which the Group bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages. Revenue is recognized ratably over the period the advertising is displayed.

Other services revenues

Other services revenues are derived principally from fees paid by third party business partners for referring customers to them and providing technology development services. The Group recognizes referral revenue when the referral occurs and the technology development revenue when the performance is completed.

Cost of revenues

(p) Cost of revenues

Cost of revenues primarily consists of customer acquisition cost paid to third party business partners based on number of end users referred by them, which are expensed when earned by third party business partners, fees paid to the handset makers for them to preload the Group’s software and fees paid to or retained by SPs and third party payment processors for their services relating to the billing of the Group’s consumer mobile security revenues. Cost of revenues also includes the hardware procurement cost for our enterprise mobility business, as well as fees paid to third parties for placing advertisements on their platforms. Staff costs of those departments directly involved in providing consumer mobile security, enterprise mobility, mobile games and advertising as well as other services are also included in cost of revenues.

Marketing and Advertising costs

(q) Marketing and Advertising costs

Marketing and Advertising costs are expensed as incurred. Included in selling and marketing expense are marketing and advertising costs of US$1,781, US$2,929 and US$8,546 for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development

(r) Research and development

Research and development related expenses consist primarily of payroll-related expenses. Costs incurred for the development of mobile security, productivity software, technology and software for enterprise customers, and technology of mobile platforms prior to the establishment of technological feasibility are expensed when incurred. Once the software has reached technological feasibility with a proven ability to operate in the market, all subsequent software development costs are capitalized until that software is marketed. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and software design documentation. The costs incurred for development of software have not been capitalized because the period after the date technical feasibility is reached and the time when the software is marketed is short historically and the development cost incurred in the period are insignificant. As software development costs that qualified for capitalization were insignificant, all software development costs have been expensed when incurred for the years ended December 31, 2010, 2011 and 2012.

Operating lease

(s) Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight line basis over the lease periods.

Gain on change of interest in associate

(t) Gain on change of interest in an associate

The gain on change of interest in an associate represents the difference at the time of change of interest in an associate between the transfer price and carrying amount of the interest transferred. See Note 4 - Business Combination.

Other income, net

(u) Other income, net

Other income mainly consists of government subsidies, income derived from American Depositary Receipt (“ADR”) arrangements entered into between the Company and an ADR depositary bank (“DB”) in February 2011, and the gain from step acquisition in relation to the acquisition of Beijing Feiliu (Note 4) as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Gain from step acquisition	—	—	2,882
ADR reimbursement	—	306	459
Government subsidies	148	155	40
Other expenses	(13)	(155)	(17)

Total	135	306	3,364

        Government subsidies are originally deferred when received upfront. The subsidies are recognized as other income in the period when the Group has met all of the conditions attached to the subsidies. During the years ended December 31, 2010, 2011 and 2012, the Group recorded other income for cash subsidies received from the PRC government of US$148, US$155 and US$40, respectively. As of December 31, 2011 and 2012, there was no deferral relating to cash subsidy received from the PRC government.

According to the ADR arrangements, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB’s services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2,300. All the reimbursements are subject to the compliance of the Company on all term of the contracts, including the non-existence of default conditions stipulated in the contracts. The Company performed detailed assessments over such conditions and deemed these conditions remote as of December 31, 2012. Total reimbursements are recognized evenly over the contract term as other income. For the year ended December 31, 2011 and 2012, the Group recorded other income of US$306 and US$459 respectively.

The gain from step acquisition represents the difference between the fair value and carrying amount of the previously held equity interest by the Group in a step acquisition when there is a control change. See Note 4 - Business Combination.

Employee benefits

(v) Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed.

The Group recorded employee benefit expenses of US$829, US$1,250 and US$1,845 for the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based compensation

(w) Share-based compensation

The Group grants share options and restricted shares to its selected employees, directors and non-employees. Awards granted to employees are measured at the grant date based on the fair value of the award and are recognized as an expense using graded vesting method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period.

Awards granted to non-employees are measured at fair value at the earlier of the commitment date or the date the services are completed. Awards are re-measured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are rendered and awards are vested. Changes in fair value between interim reporting dates are attributed consistent with the method used in recognizing the original compensation costs.

Binomial option-pricing models are adopted to measure the value of awards. The determination of fair value is affected by the share price as well as assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the option-pricing model requires extensive actual employee and non-employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions.

Forfeiture rates are estimated at the time of grant and are revised in subsequent periods if actual forfeitures differ from those estimates.

Non-controlling interest

(x) Non-controlling interest

Non-controlling interest represents the equity interest in subsidiaries that is not attributable, either directly or indirectly, to the Company’s shares in such subsidiaries. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest in the results of the Company is presented on the face of the consolidated statements of comprehensive income as an allocation of the total profit or loss for the periods between non-controlling shareholders and the shareholders of the Company.

Income tax

(y) Income tax

Current income tax is provided on the basis of income for financial reporting purpose, adjusted for income and expense items which are not assessable or deductible for income tax purpose, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax is accounted for using the liability approach which requires the recognition of income tax payable or refundable for the current year and deferred income tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns. Deferred income tax is determined based on the differences between the financial reporting and tax basis of assets and liabilities and is measured using the currently enacted income tax rates and laws. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in the consolidated statements of comprehensive income in the period when such changes are enacted. A valuation allowance is provided to reduce the carrying amounts of deferred income tax assets if it is considered more likely than not that a portion or all of the deferred income tax assets will not be realized.

Uncertain tax position

The Group adopted the guidance on accounting for uncertainty in income tax on January 1, 2008. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income tax in interim periods and related tax disclosures. Significant judgments are required in evaluating the Group’s uncertain tax positions and determining its provision for income tax. The Group did not have any interest and penalties associated with tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2011 and 2012, the Group did not have any significant unrecognized uncertain tax positions.

Statutory reserve

(z) Statutory reserve

The Company’s PRC subsidiaries, VIE and the VIE’s subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (determined under the Accounting Standards for Business Enterprises promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including (i) general reserve fund; (ii) enterprise expansion fund; and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective companies. Appropriations to the other two reserve funds are subject to discretion of respective companies.

In accordance with China Company Laws, the Company’s PRC subsidiary, VIE and the VIE’s subsidiaries that are domestic companies, must make appropriations from their after-tax profit (determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus funds; and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective companies. Appropriation to the discretionary surplus fund is made at the discretion of respective companies.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase of registered capital of the respective companies. These reserves are not allowed to be transferred to the Company in any forms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2010, 2011 and 2012, profit appropriation to the general reserve fund and the statutory surplus fund (“statutory reserve”) totalled US$nil, US$nil and US$2,938, respectively, and there was no profit appropriation to other reserve funds for any of those years.

Earnings/ (Loss) per share

(aa) Earnings/ (Loss) per share

Basic earnings/(loss) per class A and class B common share is computed by dividing net income/(loss) attributable to holders of common shares by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income/(loss) is allocated between common shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to common shareholders adjusted for the effect of dilutive common share equivalents, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Dilutive common share equivalents consist of restricted shares issuable upon the exercise of stock options (using the treasury stock method) and conversion of convertible preferred shares (using the if-converted method). The dilutive effect of share-based awards with performance or market conditions is not considered before the performance targets or market conditions are actually met. Common share equivalents are not included in the denominator of the diluted earnings/(loss) per share calculation when inclusion of such shares were anti-dilutive, such as in a period in which a net loss is recorded.

Related parties

(ab) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(ac) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustment and unrealized gain or loss from available-for-sale investments.

Segment reporting

(ad) Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Group’s chief operating decision-maker (“CODM”), the Chief Executive Officer, in deciding how to allocate resources and assess performance.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

The Company has determined that the business segments that constitute its primary reportable segments are consumer and enterprise.

Before 2012, the Group principally engaged in consumer mobile security and other services and operated and managed this business as a single segment. In 2012, the Group expanded its business by the acquisition of NationSky in enterprise mobility services and the acquisition of Beijing Feiliu and its subsidiary, Beijing Red, (Collectively, the “Beijing Feiliu Group”) in mobile games and advertising services. The group generated revenues from the operations of such businesses. Considering the short period for which Beijing Feiliu Group was consolidated, the operating results of Beijing Feiliu Group were not material to be a reportable segment and were combined with the operating results of consumer mobile security and others for CODM’s review. As a result, the Company’s CODM separately reviewed key information of each of two operating segments consisting of consumer and enterprise in order to optimize the management of operations. The Group’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies as they are facing different group of customers. Enterprise segment was acquired as a unit, and the management at the time of the acquisition was retained.

The Group generates its revenues from customers in the PRC and overseas. Net revenues from customers in the PRC were US$11,484, US$23,017 and US$55,241 for the years ended December 31, 2010, 2011 and 2012, respectively. Net revenues from its overseas customers were US$6,211, US$17,654 and US$36,527 for the years ended December 31, 2010, 2011 and 2012, respectively.

Substantially all the Group’s long-lived assets are located in PRC.

Fair value measurement

(ae) Fair value measurement

The Company’s financial instruments include cash equivalents, term deposits, short-term investments, accounts receivable, certain other current and non-current assets, accounts payable, accrued expenses and other current liabilities and other non-current liabilities. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See Note 12 – Fair value measurements.

Effect of Recent accounting Pronouncements

(af) Effect of Recent accounting Pronouncements

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment.” The revised guidance applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Under the revised guidance, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass a qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. In conducting a qualitative assessment, an entity should consider the extent to which relevant events and circumstances, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment. An entity also should consider whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived intangible asset is impaired. An entity should consider positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived intangible asset is impaired. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. There is no impact on the Company’s consolidated financial statements of adopting this guidance as there are no indefinite-lived intangible assets held by the Company for each of the three years ended and as of December 31, 2012.

In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The revised guidance will not have a material effect on the Group.